SHARE-BASED COMPENSATION - Restricted Stock Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Jul. 22, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average grant-date fair value per share (RMB)
Total share based compensation expense		¥ 336,616	¥ 290,815	¥ 391,275
Restricted shares
Number of Shares
Outstanding, beginning		38,534,512	28,930,720	31,018,768
Granted (in shares)		31,194,120	21,948,320	12,107,888
Vested (in shares)		(4,788,176)	(5,015,992)	(12,632,104)
Forfeited (in shares)		(15,943,658)	(7,328,536)	(1,563,832)
Outstanding, ending		48,996,888	38,534,512	28,930,720
Weighted average grant-date fair value per share (RMB)
Outstanding, beginning		¥ 32.2	¥ 43.9	¥ 42.4
Granted (in RMB per share)		11.9	19.4	31.6
Vested (in RMB per share)		16.1	43.3	29.3
Forfeited (in RMB per share)		45.9	32.5	37.7
Outstanding, ending		¥ 16.4	¥ 32.2	¥ 43.9
Total unrecognized compensation expense		¥ 342,420
Total share based compensation expense		¥ 336,616	¥ 290,815	¥ 391,275
Weighted average period over which unrecognized compensation expense is expected to be recognized		1 year 5 months 1 day
Intrinsic value of restricted shares vested		¥ 56,674	¥ 132,123	¥ 674,147
Intrinsic value of unvested restricted shares		¥ 395,614
Restricted share units in the modification
Number of Shares
Granted (in shares)	8,239,864	8,239,864
Forfeited (in shares)	(9,820,069)	(9,820,069)